Deferred Government Grants - Additional Information (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) Grant	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Deferred Government Grants [Line Items]
Proceeds from government grants received		$ 2,660	$ 14,162	$ 975
Current deferred government grants		12,559	15,159
Non-current deferred government grants		4,870	4,229
Interest subsidy, Rental Fees Subsidy and Other Government Grants
Deferred Government Grants [Line Items]
Additional income from government grants		$ 1,690	3,137	501
Government Grants for Property, Plant and Equipment
Deferred Government Grants [Line Items]
Number of deferred government grants | Grant		3
Number of deferred government grants conditions fulfilled | Grant		2
Number of deferred government grants conditions expected to be fulfilled in remainder of fiscal year | Grant		1
Current deferred government grants		$ 488
Non-current deferred government grants		2,517
Government grant recorded as reduction To depreciation		569	412	412
Revenue from grants		$ 79	80	$ 79
Government Grants For Research And Development
Deferred Government Grants [Line Items]
Number of deferred government grants | Grant		12
Number of deferred government grants conditions expected to be fulfilled in remainder of fiscal year | Grant		3
Current deferred government grants	[1]	$ 12,071	14,594
Non-current deferred government grants	[1]	$ 2,353	$ 1,226
Number of deferred government grants expects to fulfill | Grant		9

[1]	The Company has twelve deferred government grants related to various research and development projects. The Company expects to fulfill nine grants’ conditions in 2022 and recorded $12,071 as the current portion of deferred government grants, while the remaining three grants’ conditions are expected to be fulfilled after 2022 and $2,353 is recorded in the non-current portion of deferred government grants.